Consolidated statement of cash flows - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Loss before tax	£ (166,450)	£ (41,118)	£ (37,306)
Adjustments to reconcile loss before tax to net cash flows:
Depreciation of property, plant and equipment	1,599	1,577	39
Share-based payments expense	1,558	1,636	2,190
Net foreign exchange loss/(gain)	1,821	(483)	44
Increase/(decrease) in provisions	162	(517)	(1,003)
Finance income	(44)	(377)	(307)
Finance costs	6,226	4,606	3,807
Modification (gain)/loss on bank loan		(456)	730
Gain on bargain purchase		(3,681)
Gain on lease modification	(957)
Fair value remeasurement on contingent consideration		354
Fair value remeasurement on warrants	109,849	(875)	(716)
Loss on disposal of intangible assets	10,872
Working capital adjustments:
(Increase)/decrease in trade and other receivables	141	(936)	804
Increase/(decrease) in trade and other payables	(3,551)	(6,730)	1,602
Tax credits received	10,433	1,069	8,152
Net cash flows (used in) operating activities	(28,341)	(45,931)	(23,139)
Investing activities
Acquisition of subsidiary	(354)	10,074
Purchase)/disposal of property, plant and equipment	(16)	(21)	(34)
Disposal of intangible assets (net of transaction costs)	1,821
Proceeds from sale of short-term investments		32,865
Interest earned	44	377	286
Net cash flows from investing activities	1,495	43,295	252
Financing activities
Proceeds from issuance of ordinary shares	20,136		273
Transaction costs on issuance of shares	(1,307)	(761)	(8)
Proceeds from issuance of convertible loan	44,375
Transaction costs issuance of convertible loan	(3,598)
Repayment of bank loans	(19,802)
Proceeds from loans and borrowings			455
Transaction costs related to loans and borrowings	(81)		(921)
Interest paid on bank loan	(2,900)	(1,739)	(1,645)
Other financing proceeds			78
Purchase of treasury shares		(998)	(307)
Payment of lease liabilities	(2,086)	(2,212)
Net cash flows from/(used in) financing activities	34,737	(5,710)	(2,075)
Net increase/(decrease) in cash and cash equivalents	7,891	(8,346)	(24,962)
Cash and cash equivalents at the beginning of the period	16,347	25,042	50,045
Effect of exchange rate changes	253	(349)	(41)
Cash and cash equivalents at the end of the period	£ 23,469	£ 16,347	£ 25,042